Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and equivalents	$ 107,337	$ 59,770	$ 48,247
Receivables, net	438,800	311,808	281,764
Inventory	1,018,169	900,803	736,846
Deferred income taxes	53,129	53,485	45,690
Prepaid income taxes	13,825	29,537	17,597
Prepaid expenses and other current assets	44,391	28,948	19,591
Total Current Assets	1,675,651	1,384,351	1,149,735
Property and Equipment, net	531,897	494,379	424,098
Intangible Assets:
Goodwill	1,920,916	1,690,284	1,476,063
Other intangibles, net	154,429	106,715	108,910
Other Assets	78,166	47,727	40,898
Total Assets	4,361,059	3,723,456	3,199,704
Current Liabilities:
Accounts payable	284,900	219,335	210,875
Accrued expenses:
Accrued payroll-related liabilities	66,366	44,400	53,256
Other accrued expenses	146,641	90,422	77,769
Income taxes payable	16,473	2,748	7,262
Contingent consideration liabilities	49,275	42,255	600
Other current liabilities	17,735	17,068	18,407
Current portion of long-term obligations	61,123	71,716	29,524
Total Current Liabilities	642,513	487,944	397,693
Long-Term Obligations, Excluding Current Portion	1,250,932	1,046,762	926,552
Deferred Income Taxes	118,693	102,275	88,796
Contingent Consideration Liabilities	5,210	47,754	81,782
Other Noncurrent Liabilities	89,605	74,627	60,796
Commitments and Contingencies
Stockholders’ Equity:
Common stock, $0.01 par value	3,005	2,978	2,939
Additional paid-in capital	996,248	950,338	901,313
Retained earnings	1,243,778	1,010,019	748,794
Accumulated other comprehensive income (loss)	11,075	759	(8,961)
Total Stockholders’ Equity	2,254,106	1,964,094	1,644,085
Total Liabilities and Stockholders’ Equity	$ 4,361,059	$ 3,723,456	$ 3,199,704